N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT VA BNY
Entity Central Index Key	0000929519
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
C000216278 [Member] | Single [Member] | Transamerica Income Edge SM One Point Two [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.45%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.45%
C000216278 [Member] | Single [Member] | Transamerica Principal Optimizer SM [Member] | Waiting Period Ten Years [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.35%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.35%
C000216278 [Member] | Single [Member] | Transamerica Principal Optimizer SM [Member] | Waiting Period Seven Years [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.35%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.35%
C000216278 [Member] | Joint [Member] | Transamerica Income Edge SM One Point Two [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.55%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.55%
C000216278 [Member] | Joint [Member] | Transamerica Principal Optimizer SM [Member] | Waiting Period Ten Years [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.35%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.35%
C000216278 [Member] | Joint [Member] | Transamerica Principal Optimizer SM [Member] | Waiting Period Seven Years [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.35%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.35%